INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

February 11, 2022

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File Nos. 333-191476 and 811-22894 on behalf of the Kennedy Capital Small Cap Growth Fund and Kennedy Capital Small Cap Value Fund.

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 281 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating two new series of the Trust, the Kennedy Capital Small Cap Growth Fund and Kennedy Capital Small Cap Value Fund.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary